Stock Purchase Plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) employee shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Stock Purchase Plan (Textual) [Abstract]
Employees contributed to company's ESOP | employee	36,013
Participants percentage contribution on a pretax basis only of their annual compensation (up to the lesser of)	20.00%
Percentage of matching contribution to ESOP Plan by employer	100.00%
Percentage of eligible contribution plan up to which employer contributes (up to)	6.00%
Company contributions to ESOP on behalf of participating employees representing amounts authorized by employees to be withheld from their earnings on pre-tax basis	$ 127,697	$ 120,514	$ 109,036
Company's matching contributions to the ESOP	$ 85,525	$ 80,356	$ 74,574
Employee stock ownership plan common stock shares held in ESOP (in shares) | shares	10,710,973
Percentage of total voting shares outstanding held by the ESOP	11.50%